Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Concentration of Credit Risk

Concentration of Credit Risk - The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents.